Deferred tax assets and liabilities (Details 4) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Deferred tax assets and liabilities [Abstract]
Profit/(Loss) before income taxes	₨ (286,412)	₨ 352,039	₨ 1,021,021
Enacted tax rates in India	25.17%	25.17%	25.17%
Computed expected tax expense / (benefit)	₨ (72,090)	₨ 88,608	₨ 256,991
Effect of:
Recognition of previously unrecognised deferred tax asset on temporary differences	0	(1,735)	(42,500)
Difference on account differential tax rates in different jurisdictions	49,300	(22,852)	18,519
Effect of Unrecognised business loss including reversal of previously recognised DTA on business loss	382,637	157,100	105,500
Effect of expenses that are not deductible in determining taxable profit	32,500	26,963	1,700
Utilisation of previously unrecognised temporary differences	57,600	0	0
Permanent difference on account of coupon charges on CCDs	0	(30,205)	43
Others	48,599	(34,779)	6,246
Tax expense (income), continuing operations	₨ 498,546	₨ 183,100	₨ 346,499